Investment Objectives and Goals	Oct. 28, 2025
AAMA Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	AAMA Equity Fund Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to generate long-term capital appreciation.
AAMA Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	AAMA Income Fund Fund Summary
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund seeks current income
Objective, Secondary [Text Block]	with a secondary objective of preservation of capital.